Reserves (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Other reserves

	Barclays Bank Group
	2022	2021
	£m	£m
Currency translation reserve	4,992	2,581
Fair value through other comprehensive income reserve	(1,342)	(118)
Cash flow hedging reserve	(5,557)	(618)
Own credit reserve	467	(960)
Other reserves	(24)	(24)
Total	(1,464)	861